Accounts Payable - Summary of Accounts Payable (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Suppliers and contractors (Note 28)	₱ 75,322	₱ 68,051
Taxes (Note 27)	2,330	1,457
Carriers and other customers (Note 28)	1,336	1,387
Related parties (Notes 25 and 28)	300	602
Others	3,125	6,348
Accounts payable	₱ 82,413	₱ 77,845